Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024		Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		$ 664	$ 1,371	$ 1,968		$ 1,670	$ 1,889	$ 1,298
Trade and other receivables		1,088		1,087
Other financial assets - current		63		35
Other financial assets - non-current		454		442
Current indebtedness		(499)		(973)
Trade payables		(135)		(176)
Accruals		(636)		(799)
Other financial liabilities - current	[1]	(112)		(113)
Long-term indebtedness		(1,342)		(1,847)
Other financial liabilities - non-current	[2]	(212)		(232)
Total		(667)		(608)
Assets/ (Liabilities) at Amortized Cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		292		873
Trade and other receivables		1,088		1,087
Other financial assets - current		5		7
Other financial assets - non-current		10		11
Current indebtedness		(499)		(973)
Trade payables		(135)		(176)
Accruals		(636)		(799)
Other financial liabilities - current	[1]	(86)		(75)
Long-term indebtedness		(1,342)		(1,847)
Other financial liabilities - non-current	[2]	(199)		(198)
Total		(1,502)		(2,090)
Assets/ (Liabilities) at Fair Value through Earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		372		1,095
Trade and other receivables		0		0
Other financial assets - current		58		28
Other financial assets - non-current		326		332
Current indebtedness		0		0
Trade payables		0		0
Accruals		0		0
Other financial liabilities - current	[1]	(26)		(17)
Long-term indebtedness		0		0
Other financial liabilities - non-current	[2]	(13)		(34)
Total		717		1,404
Assets at Fair Value through Other Comprehensive Income or Loss [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		0		0
Trade and other receivables		0		0
Other financial assets - current		0		0
Other financial assets - non-current		118		99
Current indebtedness		0		0
Trade payables		0		0
Accruals		0		0
Other financial liabilities - current		0		0	[1]
Long-term indebtedness		0		0
Other financial liabilities - non-current		0		0	[2]
Total		118		99
Derivatives Used for Hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		0		0
Trade and other receivables		0		0
Other financial assets - current		0		0
Other financial assets - non-current		0		0
Current indebtedness		0		0
Trade payables		0		0
Accruals		0		0
Other financial liabilities - current		0		(21)	[1]
Long-term indebtedness		0		0
Other financial liabilities - non-current		0		0	[2]
Total		$ 0		$ (21)

[1]	Includes lease liabilities of $62 million (2024 - $58 million).
[2]	Includes lease liabilities of $190 million (2024 - $198 million).